Consolidated Statement of Comprehensive (Loss) Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Net income (loss)	$ 150.0	$ (47.5)
Items that may be reclassified to net income (loss)
Foreign currency exchange differences on translation of foreign operations	(101.4)	(284.8)
Net gain on hedges of net investment in foreign operations	15.8	140.4
Reclassification to income of foreign currency exchange differences	(4.7)	(21.2)
Net (loss) gain on cash flow hedges	(6.0)	61.4
Reclassification to income of gains on cash flow hedges	(7.0)	(20.3)
Income taxes	(2.0)	(14.6)
Items that may be reclassified to net income (loss)	(105.3)	(139.1)
Items that will never be reclassified to net income (loss)
Remeasurement of defined benefit pension plan obligations	125.6	1.1
Net loss on financial assets carried at fair value through OCI	(0.1)	(1.8)
Income taxes	(33.4)	(0.3)
Items that will never be reclassified to net income (loss)	92.1	(1.0)
Other comprehensive loss	(13.2)	(140.1)
Total comprehensive income (loss)	136.8	(187.6)
Attributable to:
Equity holders of the Company	129.8	(181.5)
Non-controlling interests	$ 7.0	$ (6.1)